Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS
In January 2011, the Group acquired 100% equity interest in Viatt. Under the terms of the acquisition agreement, the Group paid an initial consideration of approximately $1.5 million in cash. Contingent consideration will be determined up to $4.9 million based on Viatt’s financial performance in 2011 and 2012. The acquisition is expected to strengthen the Group’s position in China’s domestic financial services sector. Over 80 professionals from Viatt joined the Company in connection with the acquisition transaction.

In March 2011, the Group entered an acquisition agreement with Think Consulting Limited to acquire certain businesses of its wholly owned subsidiary, Bright Consulting (Beijing) Limited (“Bright”), a China-based IT services company providing Oracle consulting and implementation services to Chinese domestic clients. This acquisition was completed in April 2011. The initial consideration was $0.7 million, of which $0.5 million was settled in cash and $0.2 million was settled in ordinary shares. The additional contingent considerations will be determined based on specified earnings objectives in the acquisition agreement for the first three years after the acquisition.
In April 2011, the Group acquired 100% equity interest in the main operating subsidiaries of LW International Holdings Limited (“Lifewood”), a China-based company providing business process outsourcing services. Under the terms of the acquisition agreement, the Group will pay an initial consideration of approximately $5.6 million in cash and stock, with contingent consideration to be paid based on Lifewood’s financial performance over the next three years.
In March 2011, the Group announced that its Board of Directors has approved a share repurchase program, effective March 2011. Under the program, VanceInfo has been authorized, but is not obligated, to repurchase up to $40 million worth of outstanding ADSs representing the ordinary shares of VanceInfo from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the relevant rules under US securities regulations. In April 2011, 68,277 ordinary shares were repurchased for a total consideration of $1,999 from open market under this program.